SUBSEQUENT EVENTS (Details) (USD $)						3 Months Ended								12 Months Ended	2 Months Ended
	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Jan. 31, 2013 Orion Tankers Ltd [Member] Sale of share in Orion Tankers Ltd [Member]	Dec. 31, 2012 Front Guider [Member]	Mar. 31, 2013 Early termination of charter [Member] Edinburgh (Ex Titan Aries) [Member]	Dec. 31, 2012 Compensation payment resulting from vessel disposal [Member] Front Guider [Member] Ship Finance International Limited [Member]	Mar. 31, 2013 Compensation payment resulting from vessel disposal [Member] Front Pride [Member] Ship Finance International Limited [Member]	Jan. 11, 2013 Private Placement [Member] Frontline 2012 Ltd [Member]	May 29, 2012 Private Placement [Member] Frontline 2012 Ltd [Member]	Dec. 31, 2011 Private Placement [Member] Frontline 2012 Ltd [Member]	Dec. 16, 2011 Private Placement [Member] Frontline 2012 Ltd [Member]	Dec. 31, 2012 First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Aug. 31, 2008 First Preferred Mortgage Term Notes due 2019 and 2021 [Member] International Tankers Corporation Ltd [Member]	Jan. 31, 2013 First Preferred Mortgage Term Notes due 2019 and 2021 [Member] International Tankers Corporation Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage (in hundredths)	7.90%	8.80%	50.00%	50.00%	50.00%					6.30%	7.90%	8.80%
Notional value of long term debt in subsidiary entity sold																$ 8,000,000
Stated interest rate, minimum														7.84%	7.84%
Debt Instrument, Repurchase Amount																4,500,000
Lease termination fees (expense) income								10,800,000
Payment to participate in private placement of Frontline 2012										6,000,000
Number of shares allocated in transaction in shares										1,143,000	3,546,000	8,771,000
Number of shares issued by Equity Method Investee in transaction										59,000,000
Sale of stock, price per share										$ 5.25	$ 3.75		$ 2.85
Equity method investment, gain loss on dilution of ownership										5,200,000	700,000
Related party, Lease termination payments received							7,500,000
Related party, Lease termination payments paid						$ 10,800,000			$ 2,100,000